Equity Dividends - Ordinary Dividends Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [line items]
Ordinary dividends paid	£ 842	£ 796	£ 762
RELX PLC [member]
Disclosure of dividends [line items]
Ordinary dividends paid	£ 842	420	400
RELX NV [member]
Disclosure of dividends [line items]
Ordinary dividends paid		£ 376	£ 362